UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    June 30, 2001


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:    $145,272


List of Other Included Managers:

No.  13F File Number      Name


           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    2,468.5    51,427
51,427
                51,427
AER Energy Resources       Common           000944108       14.6    28,163
28,163
                  28,163
Agilent Technologies Inc.  Common           00846U101    1,549.7    47,682
47,682
                   47,682
Altera Corp.               Common           021441100      347.9    11,995
11,995
          11,995
American Home Prod         Common           026609107      769.6    13,100
13,100
                  13,100
American Int'l Group       Common           026874107      864.2    10,166
10,166
               10,166
American Power Conversion  Common           029066107    2,244.1   142,485
142,485
                        142,485
Amgen Inc.                 Common           031162100    2,356.0    38,826
38,826
            38,826
AOL Time Warner            Common           00184A105    2,371.5    44,745
44,745
                  44,745
Applera Corp - App. Bio GrpCommon           038020103    1,172.9    43,845
43,845
                      43,845
Asyst Technologies         Common           04648X107    1,026.1    76,010
76,010
                76,010
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,318.7    46,110
46,110
               46,110
Avery Dennison             Common           053611109    1,453.6    28,475
28,475
              28,475
BB&T Corp                  Common           054937107    3,688.9   100,516
100,516
               100,516
BJ Wholesale Club          Common           05548J106    1,009.8    18,960
18,960
               18,960
BP Amoco PLC               Common           055622104      539.3    10,818
10,818
                10,818
Bristol-Meyers Squibb      Common           110122108    2,131.0    40,745
40,745
                 40,745
Cedar Fair                 Dep. Unit        150185106    3,951.7   173,623
173,623
         173,623
Chart Industries Ind.      Common           16115Q100      463.0   128,620
128,620
               128,620
CheckFree  Corp            Common           162813109      520.9    14,852
14,852
              14,852
Cintas                     Common           172908105      235.9     5,100
5,100
      5,100
Cisco Systems              Common           17275R102    2,488.1   136,709
136,709
              136,709
CitiGroup Inc.             Common           172967101    1,608.1    30,434
30,434
            30,434
Cleveland-Cliffs Inc.      Common           185896107      210.0    11,349
11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,736.1    63,190
63,190
               63,190
Corinthian Colleges, Inc.  Common           218868107      349.4     7,422
7,422
               7,422
Credence Systems           Common           225302108      977.6    40,330
40,330
               40,330
Cypress Semiconductor Corp.Common           232809109      357.8    15,000
15,000
                      15,000
Dal-Tile Int'l Inc.        Common           23426R108    1,988.9   107,219
107,219
            107,219
Datawatch Corp.            Common           237917109       11.5    20,850
20,850
             20,850
DeVry Inc.                 Common           251893103    1,422.2    39,375
39,375
           39,375
Dow Chemical               Common           260543103      703.0    21,142
21,142
             21,142
Duke-Weeks Realty Corp.    Common           264411505    1,247.5    50,200
50,200
                     50,200
Electro Scientific Ind.    Common           285229100      940.1    24,675
24,675
             24,675
EMC Corporation            Common           268648102    1,534.9    52,475
52,475
                 52,475
Emerson Electric           Common           291011104    1,652.1    27,308
27,308
              27,308
Expeditors Int'l Wash.     Common           302130109    2,762.2    46,038
46,038
                46,038
Exxon Mobil Corp.          Common           30231G102    4,044.4    46,301
46,301
                 46,301
Federal National Mortgage  Common           313586109      248.8     2,926
2,926
                  2,926
Fifth Third Bancorp        Common           316773100      613.1    10,210
10,210
              10,210
Fleet Boston Corp.         Common           33901A108      452.6    11,472
11,472
               11,472
General Electric           Common           369604103    1,950.1    40,002
40,002
            40,002
Genomic Solutions          Common           37243R109      100.6    20,747
20,747
                20,747
Genzyme                    Common           372917104    2,083.9    34,162
34,162
           34,162
Gilead Sciences Inc.       Common           375558103    1,426.8    24,520
24,520
               24,520
Guidant Corp.              Common           401698105      370.8    10,300
10,300
            10,300
Harmonic, Inc.             Common           413160102      323.5    32,345
32,345
            32,345
Henry (Jack) & Assoc., Inc.Common           426281101    1,597.1    51,520
51,520
                    51,520
Hewlett Packard            Common           428236103    1,375.0    48,076
48,076
              48,076
HI/FN, Inc.                Common           428358105      154.1    10,185
10,185
          10,185
Home Depot                 Common           437076102      446.5     9,591
9,591
            9,591
Honeywell Int'l Inc.       Common           438516106      235.3     6,725
6,725
            6,725
IBM                        Common           459200101      389.2     3,444
3,444
      3,444
Illinois Tool Works        Common           452308109    2,959.6    46,755
46,755
               46,755
Inktomi Corp.              Common           457277101      223.9    23,345
23,345
            23,345
Intel                      Common           458140100    4,886.2   167,051
167,051
      167,051
Iomed, Inc.                Common           462028101       32.4    10,000
10,000
        10,000
JP Morgan Chase & Co.      Common           46625H100    2,379.0    53,341
53,341
                     53,341
Johnson & Johnson          Common           478160104      428.4     8,568
8,568
               8,568
Keane, Inc.                Common           486665102      313.0    14,225
14,225
         14,225
KeyCorp                    Common           493267108      303.8    11,664
11,664
          11,664
Kimberly-Clark Corp        Common           494368103      289.2     5,173
5,173
               5,173
Landec Corp.               Common           514766104      206.4    52,930
52,930
            52,930
Lilly, Eli & Co.           Common           532457108      532.8     7,200
7,200
         7,200
Matria Healthcare Inc.     Common           576817100      837.4    53,205
53,205
               53,205
Matrix Pharmaceutical      Common           576844104    1,002.8    96,150
96,150
                 96,150
Maxim Integrated Products  Common           57772K101      744.0    17,508
17,508
                     17,508
McDonald's                 Common           580135101    1,533.9    56,684
56,684
            56,684
Medimmune Inc.             Common           584699102      738.7    15,650
15,650
               15,650
Medtronic Inc.             Common           585055106    1,264.2    27,476
27,476
            27,476
Merck                      Common           589331107    1,954.9    30,589
30,589
         30,589
MFS Multimarket Income TrusSh.Ben.Int        552737108     315.7    50,033
50,033
                      50,033
Microsoft                  Common           594918104    3,212.7    44,010
44,010
          44,010
Minnesota Mining & Mfg.    Common            604059105     381.2     3,341
3,341
                   3,341
Morton Industrial Group, InCommon           619328107       54.9    43,546
43,546
                  43,546
National City Corp.        Common           635405103      386.9    12,570
12,570
              12,570
NCS Healthcare Inc. - CL A Common           628874109        4.8    24,000
24,000
                   24,000
Neogen                     Common           640491106    2,318.1   179,000
179,000
          179,000
Netsolve, Inc.             Common           64115J106      153.0    12,249
12,249
          12,249
Nortel Networks Corp.      Common           656569100    1,225.4   135,707
135,707
                   135,707
Northern Trust Corp.       Common           665859104      218.8     3,500
3,500
               3,500
Nuance Communications, Inc.Common           669967101      373.3    20,715
20,715
                      20,715
NX Networks Inc.           Common           629478108       17.1    31,075
31,075
              31,075
Omnicom Group Inc.         Common           681919106    1,830.0    21,279
21,279
                  21,279
Parametric Technology Corp Common           699173100    1,363.6    97,472
97,472
                      97,472
Parlex Corporation         Common           701630105      334.1    33,850
33,850
              33,850
Pfizer, Inc.               Common           717081103    3,024.6    75,521
75,521
        75,521
Plato Learning, Inc.       Common           72764Y100    5,407.1   174,705
174,705
                174,705
PNC Financial Serv. Group  Common           693475105      526.3     8,000
8,000
                   8,000
Power Integrations, Inc.   Common           741477103      667.3    42,775
42,775
                42,775
Procter & Gamble           Common           742718109    3,417.6    53,567
53,567
                53,567
Qwest Com Intl Inc         Common           749121109      955.4    29,979
29,979
               29,979
Royal Dutch Petroleum      Common           780257804    2,283.0    39,180
39,180
                   39,180
SBC Communications, Inc.   Common           78387G103      300.0     7,488
7,488
                     7,488
Schering Plough            Common           806605101    1,250.1    34,495
34,495
              34,495
Schlumberger Ltd.          Common           806857108      276.4     5,250
5,250
             5,250
Sky Financial Group, Inc.  Common           83080P103      346.4    18,300
18,300
                 18,300
Sovereign Bancorp          Common           845905108    4,503.2   346,400
346,400
                 346,400
Standard Management Corp.  Common           853612109       62.5    10,000
10,000
                     10,000
Steris Corp.               Common           859152100    1,330.8    66,375
66,375
          66,375
Suntrust Bks Inc           Common           867914103      304.5     4,700
4,700
            4,700
Target Corporation         Common           87612E106      214.5     6,200
6,200
              6,200
Texas Instruments          Common           882508104      457.8    14,352
14,352
              14,352
Thermo Electron Corp.      Common           883556102      525.7    23,875
23,875
                  23,875
TJX Companies, Inc.        Common           872540109    2,642.1    82,901
82,901
                 82,901
TRW                        Common           872649108      490.2    11,956
11,956
        11,956
Templeton Global Inc.Fund  Common           880198106      757.4   117,789
117,789
                     117,789
TYCO International Ltd.    Common           902124106    2,105.4    38,625
38,625
                   38,625
Ventana Medical Systems    Common           92276H106    2,967.9    94,220
94,220
                     94,220
Verizon Communications     Common           92343V104    1,086.6    20,311
20,311
                     20,311
Viacom Inc. - Cl B         CL B             925524308    1,134.6    21,925
21,925
           21,925
Vitesse Semiconductor Corp.Common           928497106    1,217.1    57,845
57,845
                      57,845
Walgreen                   Common           931422109      369.4    10,720
10,720
         10,720
Watson Pharmaceuticals Inc Common           942683103    4,487.8    72,807
72,807
                     72,807
Wells Fargo Company        Common            949740104   1,785.4    38,453
38,453
                   38,453
Xilinx Inc.                Common           983919101      255.7     6,200
6,200
       6,200


13F REPORT  2NDQ 2001                       GRAND TOTAL 145,272.2



